REVERSE ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2021
Table Text Block Supplement [Abstract]
Summary of allocation of the purchase prices

Amount
$
Fair value of consideration transferred (1)	161,760

Fair value of the assets acquired and the liabilities assumed
Cash and cash equivalents	4,299
Prepaid expense	46,708
Property plant and equipment	31
Trademark (Intangible Assets)	15,100
Right-of-use assets	47
Goodwill	143,655
Subtotal of total assets	209,840
Short-term bank loan	(8,195)
Accounts payable	(406)
Advance from customers	(461)
Short-term lease liabilities	(32)
Other payables	(13,198)
Amounts due to RPT	(4,288)
Income tax payable	(4,079)
Warrants	(2,335)
Mezzanine equity-Preferred shares	(1,437)
Subtotal of total liabilities	(34,431)
Less: Non-controlling interest	(7,649)
Less: Preferred shares (2)	(6,000)
Total net assets	161,760
(1)	The fair value of 69,424,993 ordinary shares issued to pre-reverse acquisition KAH shareholders is $161,760 based on the quoted fair market value of $2.33 per ordinary share on June 25, 2021.
(2)	It represented Series D convertible preferred shares of KAH issued to Renren Inc. on April 8, 2021 (see Note 15)

Pro forma information for the period

	For the years ended December 31,
	2020	2021
	Unaudited	Unaudited
Revenue	$34,367	$257,631
Net loss	$(5,486)	$(191,468)